Post- Employment Benefits - Summary of Amounts Recognized in Statement of Financial Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Amounts recognized in the statement of financial position
Defined benefit obligation	$ (21,643)	$ (23,248)
Fair value of plan assets	15,063	15,030
Net liability	$ (6,580)	$ (8,218)